Document And Entity Information	12 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	AELUMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Aeluma, Inc. is filing this Amendment No. 3 (this “Amendment No. 1”) to the Registration Statement on Form S-1 (Registration No. 333-273149), originally filed on July 6, 2023 (the “Registration Statement”), to include the financial statements for the year ended June 30, 2023 and update the disclosure contained herein accordingly.No additional securities are being registered under this Amendment No. 3. All applicable registration fees were previously paid.
Entity Central Index Key	0001828805
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE